FINANCIAL COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
FINANCIAL COMMITMENTS AND CONTINGENCIES	FINANCIAL COMMITMENTS AND CONTINGENCIES
Commitments
As of June 30, 2026, the Company and its subsidiaries, in aggregate, had outstanding commitments to purchase, expand or improve real estate and to fund mortgage loans, private loans and investment funds of $12.8 billion (December 31, 2025 – $12.3 billion).
In addition, as of June 30, 2026, certain of our subsidiaries had approximately $231 million of future payments in aggregate, inclusive of office space construction costs, under their long-term operating lease agreements (December 31, 2025 – $159 million).
Federal Home Loan Bank Agreements
Certain of the Company’s subsidiaries have access to the FHLB’s financial services including advances that provide an attractive funding source for short-term borrowing and for access to other funding agreements. As of June 30, 2026, certain municipal bonds and collateralized mortgage obligations with a fair value of approximately $780 million (December 31, 2025 – $793 million) and commercial mortgage loans of approximately $1.0 billion (December 31, 2025 – $1.1 billion) were on deposit with the FHLB as collateral for borrowing. As of June 30, 2026, the collateral provided borrowing capacity of approximately $1.4 billion (December 31, 2025 – $1.5 billion). The deposited securities and commercial mortgage loans are included in the statements of financial position within “Available-for-sale fixed maturity securities” and “Mortgage loans on real estate”, respectively.
Funding Agreement-Backed Notes
Starting in 2025, we have a FABN program under which a statutory trust that is not consolidated or affiliated with us issues its senior secured medium-term notes. This trust uses the net proceeds from each sale to purchase one or more funding agreements from a subsidiary of ANGI. The FABN notes are underwritten and marketed by major investment banks’ broker-dealer operations and are sold to institutional investors for the purposes of generating a spread-based return. As of June 30, 2026, we had $2.7 billion outstanding (December 31, 2025 – $1.5 billion) under the FABN program with a maximum aggregate principal amount permitted to be outstanding at any one time of $4.0 billion. In addition, we had approximately $815 million outstanding under other funding agreements as of June 30, 2026 (December 31, 2025 – $800 million).
Litigation
Certain of the Company’s subsidiaries are defendants in various lawsuits concerning alleged breaches of contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and miscellaneous other causes of action arising in the ordinary course of operations. Certain lawsuits include claims for compensatory and punitive damages. The Company provides accruals for these items to the extent it deems the losses probable and reasonably estimable. After reviewing these matters with legal counsel, based upon information presently available, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the statements of financial position, liquidity or results of operations; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future.
Such speculation warrants caution, as the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. These lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the Company’s financial position, liquidity, or results of operations. With respect to the existing litigation, management currently believes that the possibility of a material judgment adverse to the Company is remote. Accruals for losses are established whenever they are probable and reasonably estimable. If no one estimate within the range of possible losses is more probable than any other, an accrual is recorded based on the lowest amount of the range.